STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2020	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	0
Common stock issued for cash, net	$ 1,200	238,800	0	240,000
Common stock issued for cash, net, Shares	1,200,000
Offering related expenses	$ 0	(2,350)	0	(2,350)
Net Income (Loss)	0	0	(3,226)	(3,226)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2021	$ 1,200	236,450	(3,226)	234,424
Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,200,000
Common stock issued for cash, net	$ 330	209,083	0	209,413
Common stock issued for cash, net, Shares	330,000
Net Income (Loss)	$ 0	0	(63,095)	(63,095)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2022	$ 1,530	$ 445,533	$ (66,321)	$ 380,742
Shares, Outstanding, Ending Balance at Dec. 31, 2022	1,530,000